Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 60% - Fidelity Asset Manager 60%	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798